Share options and warrants - Narrative options (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($) Option	Jun. 30, 2025 USD ($) Option	Jun. 30, 2024 USD ($)	Jun. 30, 2026 £ / shares
Share options and warrants
Weighted average contractual life of options	1 year 321 days	1 year 167 days
Share based payment expense | $	$ 2,097	$ 162	$ 124
Number of share options granted | Option	3,850,000	1,400,000
Directors
Share options and warrants
Share based payment expense | $	$ 2,097	$ 162	$ 124
Number of share options granted | Option	2,225,000
Exercise price 10.75p
Share options and warrants
Exercise price of options				£ 0.1075
Exercise price 14p
Share options and warrants
Exercise price of options				0.14
Exercise price 40p
Share options and warrants
Exercise price of options				0.40
Exercise price 131.37p
Share options and warrants
Exercise price of options				£ 1.3137